Related Party Transactions (Advances from Stockholders) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Advances from stockholders'	$ 311		$ 311	$ 2,737
Advance from shareholders		26,200	26,200
Repayments of related party debt		$ 1,400	$ 28,626	$ 40,700